12. Fair Value Measurement (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Fair Value Measurement Details [Line Items]
Derivative liability	$ 67	$ 652
Change in fair value	496	$ 285
Fair Value Inputs Level 3 [Member]
Schedule Of Fair Value Measurement Details [Line Items]
Warrants fair value	$ 19,013